Performance B.4.1. Share-based compensation - Narrative (Details)		12 Months Ended
	Apr. 01, 2015 shares	Dec. 31, 2018	Dec. 31, 2015 plan shares	Dec. 31, 2016 plan	Dec. 31, 2014 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans | plan			4	2	2
Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Deferred share plans | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		16.50%
Deferred share plans | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		16.50%
Deferred share plans | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		67.00%
2015 CEO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	77,344
2015 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fulfillment expectation		100.00%
2015 Performance Plan | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		62.50%
2015 Performance Plan | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		37.50%
2015 Executive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Fulfillment expectation		100.00%
2015 Executive Plan - CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			26,664
Shares in entity held by entity executive			3,333
2015 Executive Plan - CFO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			14,000
Shares in entity held by entity executive			2,000
2017 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2017 Performance Plan | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2017 Performance Plan | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2017 Performance Plan | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
2016 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2016 Performance Plan | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2016 Performance Plan | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2016 Performance Plan | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
2018 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2018 Performance Plan | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2018 Performance Plan | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2018 Performance Plan | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%